Warrants Liability (Tables)	6 Months Ended
Dec. 31, 2025
Warrants Liability [Abstract]
Schedule of Unlisted and Listed Warrants Liability
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Unlisted warrants ($5.00 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) (d)	-	2,023,500
Unlisted warrants ($7.00 exp. 7/2/2029) (a)	6,571,241	8,165,820
Unlisted warrants ($7.00 exp. 6/10/2031) (b)	26,958,453	-
Listed warrants ($11.50 exp. 27/2/2029) (e)	20,913,916	3,529,803
	81,643,610	40,919,123

Schedule of Warrants Liability
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	40,919,123	37,864,064
Issue of unlisted warrants PIPE	-	3,104,593
Issue of unlisted warrants PIPE (derivative liability)	34,995,000	-
Exercise of warrants (note 12)	(74,409,654)	-
Gain/(Loss) on fair value of warrants (non-cash)	80,139,141	(49,534)
Balance at end of period	81,643,610	40,919,123

Schedule of Fair Value of the Warrants

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price.

Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.325%
Expected life of warrants	4.00 years
Exercise price	$7.00
Issue date share price	$1.90

The fair value of the warrants granted is estimated as at 31 December 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,595,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.559%
Expected life of warrants	3.10 years
Exercise price	$7.00
Share price at 31 December 2025	$6.94

The fair value of the PIPE Investor Warrants is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number of warrants issued	10,000,000
Dividend yield	0.00%
Expected volatility	87.5%
Risk-free interest rate	3.810%
Expected life of warrants	6.00 years
Exercise price	$7.00
Issue date share price	$7.98

As at 31 December 2025, the fair value of the warrants is as follows:

Assumptions
Number of warrants issued	10,000,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.810%
Expected life of warrants	5.76 years
Exercise price	$7.00
Share price at 31 December 2025	$6.94

The fair value of the warrants granted is estimated as at the date of grant using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The fair value of the warrants issued is estimated as at 31 December 2025 using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	3.478%
Expected life of warrants	1.16 years
Exercise price	$5.00
Share price at 31 December 2025	$6.94

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Issue date share price	$11.30

Schedule of Roll-Forward of the Balance of Calibration Allowance

As at 31 December 2025, the roll-forward of the balance of Calibration Allowance is as follows:

Initial amount of Calibration Allowance as of October 6, 2025	26,025,000
Amortization of Calibration Allowance related to 10,000,000 warrants outstanding	(1,022,453)
Balance of Calibration Allowance at 31 December 2025	25,002,547